Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$224,198,357.87	$26,260,703.14	$197,937,654.73	0.628773	Oct-27
Class A-2b Notes	$56,120,808.76	$6,573,517.82	$49,547,290.94	0.628773	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$771,909,166.63	$32,834,220.96	$739,074,945.67

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$797,084,393.16	$763,379,505.24	0.683955
YSOC Amount	$22,462,236.55	$21,591,569.59
Adjusted Pool Balance	$774,622,156.61	$741,787,935.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$224,198,357.87	4.61000%	30/360	$861,295.36
Class A-2b Notes	$56,120,808.76	4.65962%	ACT/360	$225,181.97
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$771,909,166.63			$2,995,294.74

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$797,084,393.16	$763,379,505.24
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$774,622,156.61	$741,787,935.65
Number of Receivables Outstanding	41,657	40,727
Weighted Average Contract Rate	7.57%	7.57%
Weighted Average Remaining Term (months)	47.8	46.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,971,016.76
Principal Collections	$33,304,798.87
Liquidation Proceeds	$100,822.20
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,376,637.83
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,376,637.83

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$664,236.99	$664,236.99	$—	$—	$37,712,400.84
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,712,400.84
Interest - Class A-2a Notes	$861,295.36	$861,295.36	$—	$—	$36,851,105.48
Interest - Class A-2b Notes	$225,181.97	$225,181.97	$—	$—	$36,625,923.51
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$35,110,563.51
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$34,856,438.18
First Allocation of Principal	$—	$—	$—	$—	$34,856,438.18
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$34,812,224.43
Second Allocation of Principal	$8,421,230.98	$8,421,230.98	$—	$—	$26,390,993.45
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,344,971.37
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,494,971.37
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,445,875.12
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,595,875.12
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,595,875.12
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,882,885.14
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,882,885.14
Remaining Funds to Certificates	$1,882,885.14	$1,882,885.14	$—	$—	$—
Total	$38,376,637.83	$38,376,637.83	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,462,236.55
Increase/(Decrease)	$(870,666.96)
Ending YSOC Amount	$21,591,569.59

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$774,622,156.61	$741,787,935.65
Note Balance	$771,909,166.63	$739,074,945.67
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	34	$400,089.05
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	64	$100,822.20
Monthly Net Losses (Liquidation Proceeds)			$299,266.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.11%
Current Collection Period			0.46%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$1,300,148.70
Cumulative Net Loss Ratio			0.12%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	42	$976,845.61
60-89 Days Delinquent	0.03%	10	$232,481.64
90-119 Days Delinquent	0.01%	4	$69,037.07
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.17%	56	$1,278,364.32

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$193,678.43
Total Repossessed Inventory		11	$236,178.80

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		14	$301,518.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.66	0.09%	28	0.07%